Employee Benefit Plans and Postretirement Benefits - Accumulated Benefit Obligations in Excess of Plan Assets (Detail) - Pension - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 1,753	$ 1,968
Fair value of plan assets	$ 991	$ 1,146